Cover page	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Karat Packaging Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40336
Entity Tax Identification Number	83-2237832
Entity Address, Address Line One	6185 Kimball Avenue
Entity Address, City or Town	Chino
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91708
City Area Code	626
Local Phone Number	965-8882
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	KRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001758021